John Hancock

Income Securities Trust

Quarterly portfolio holdings 7/31/19

Fund’s investments

As of 7-31-19 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 48.5% (32.2% of Total investments)				$86,762,773
(Cost $85,611,164)

U.S. Government 3.1%				5,463,571

U.S. Treasury
Bond (A)(B)	3.000	02-15-49	4,574,000	5,015,856
Note (A)(B)	2.375	05-15-29	434,000	447,715

U.S. Government Agency 45.4%				81,299,202

Federal Home Loan Mortgage Corp. 15 Yr Pass Thru	3.000	10-01-31	2,433,962	2,495,216
30 Yr Pass Thru	3.000	03-01-43	567,086	582,138
30 Yr Pass Thru	3.500	07-01-46	2,098,200	2,168,391
30 Yr Pass Thru	3.500	10-01-46	744,479	776,829
30 Yr Pass Thru	3.500	12-01-46	413,372	429,913
30 Yr Pass Thru	3.500	02-01-47	2,208,698	2,296,390
30 Yr Pass Thru	3.500	11-01-48	3,856,391	4,015,526
30 Yr Pass Thru	4.000	04-01-46	2,073,565	2,182,565
30 Yr Pass Thru	4.000	04-01-47	2,084,057	2,192,957
30 Yr Pass Thru	4.000	05-01-47	2,012,351	2,104,047
30 Yr Pass Thru	4.000	06-01-47	2,167,842	2,266,351
30 Yr Pass Thru	4.000	03-01-48	1,821,438	1,900,791
30 Yr Pass Thru	4.500	09-01-41	1,060,145	1,142,054
Federal National Mortgage Association 30 Yr Pass Thru	3.000	12-01-42	1,903,202	1,947,751
30 Yr Pass Thru	3.000	07-01-43	612,264	625,065
30 Yr Pass Thru	3.500	12-01-42	2,629,818	2,735,821
30 Yr Pass Thru	3.500	01-01-43	2,307,110	2,398,663
30 Yr Pass Thru	3.500	04-01-45	1,098,528	1,143,494
30 Yr Pass Thru	3.500	11-01-46	2,245,391	2,333,092
30 Yr Pass Thru	3.500	07-01-47	2,615,161	2,715,669
30 Yr Pass Thru	3.500	07-01-47	1,825,332	1,904,041
30 Yr Pass Thru	3.500	11-01-47	1,003,974	1,042,559
30 Yr Pass Thru	3.500	07-01-49	5,000,000	5,151,540
30 Yr Pass Thru	4.000	10-01-40	188,227	200,411
30 Yr Pass Thru	4.000	09-01-41	1,348,204	1,427,048
30 Yr Pass Thru	4.000	09-01-41	369,781	394,526
30 Yr Pass Thru	4.000	09-01-41	748,152	791,905
30 Yr Pass Thru	4.000	10-01-41	1,089,687	1,157,840
30 Yr Pass Thru	4.000	06-01-46	2,147,483	2,263,003
30 Yr Pass Thru	4.000	02-01-47	3,230,557	3,408,379
30 Yr Pass Thru	4.000	06-01-47	1,888,641	1,975,365
30 Yr Pass Thru	4.000	06-01-47	3,514,234	3,709,866
30 Yr Pass Thru	4.000	11-01-47	2,380,986	2,483,175
30 Yr Pass Thru	4.000	12-01-47	914,680	964,742
30 Yr Pass Thru	4.000	01-01-48	3,302,510	3,446,106
30 Yr Pass Thru	4.000	04-01-48	2,741,606	2,883,090
30 Yr Pass Thru	4.000	06-01-48	4,715,082	4,958,408
30 Yr Pass Thru	4.500	07-01-41	1,847,627	1,989,154
30 Yr Pass Thru	4.500	07-01-48	2,239,664	2,369,227
30 Yr Pass Thru	5.000	04-01-41	222,733	247,550
30 Yr Pass Thru	5.500	08-01-40	71,787	78,544

2 JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Foreign government obligations 1.0% (0.7% of Total investments)				$1,746,448
(Cost $1,783,212)

Argentina 0.3%				512,077

Provincia de Buenos Aires
Bond (C)	7.875	06-15-27	390,000	289,579
Republic of Argentina
Bond (A)(B)	5.875	01-11-28	282,000	222,498

Qatar 0.4%				693,942

State of Qatar
Bond (C)	3.375	03-14-24	384,000	399,360
Bond (C)	5.103	04-23-48	245,000	294,582

Saudi Arabia 0.3%				540,429

Kingdom of Saudi Arabia
Bond (C)	4.375	04-16-29	490,000	540,429

Corporate bonds 78.7% (52.3% of Total investments)				$140,835,641
(Cost $135,675,446)

Communication services 9.0%				16,063,774

Diversified telecommunication services 2.9%
AT&T, Inc. (B)	3.400	05-15-25	520,000	534,867
AT&T, Inc. (B)	3.800	02-15-27	275,000	286,686
C&W Senior Financing DAC (A)(B)(C)	6.875	09-15-27	240,000	251,112
Cincinnati Bell, Inc. (A)(B)(C)	7.000	07-15-24	355,000	303,525
GCI LLC (A)(B)(C)	6.625	06-15-24	133,000	141,645
GCI LLC	6.875	04-15-25	225,000	236,531
Liquid Telecommunications Financing PLC (C)	8.500	07-13-22	205,000	206,169
Radiate Holdco LLC (C)	6.625	02-15-25	245,000	241,938
Radiate Holdco LLC (A)(B)(C)	6.875	02-15-23	87,000	88,305
Sprint Spectrum Company LLC (B)(C)	3.360	03-20-23	146,250	146,908
Telecom Argentina SA (C)	6.500	06-15-21	180,000	179,100
Telecom Argentina SA (C)	8.000	07-18-26	178,000	180,336
Telecom Italia Capital SA	7.200	07-18-36	365,000	406,975
Telecom Italia SpA (A)(B)(C)	5.303	05-30-24	250,000	264,063
UPCB Finance IV, Ltd. (C)	5.375	01-15-25	200,000	205,000
Verizon Communications, Inc. (B)	4.400	11-01-34	260,000	288,885
Verizon Communications, Inc. (A)(B)	4.672	03-15-55	295,000	333,289
Verizon Communications, Inc. (B)	4.862	08-21-46	830,000	966,822
Entertainment 1.5%
Activision Blizzard, Inc. (A)(B)	3.400	09-15-26	166,000	170,976
Lions Gate Capital Holdings LLC (A)(B)(C)	5.875	11-01-24	147,000	153,248
Netflix, Inc. (A)(B)	4.875	04-15-28	280,000	289,275
Netflix, Inc. (A)(B)(C)	5.375	11-15-29	92,000	96,830
Netflix, Inc. (A)(B)	5.875	11-15-28	400,000	438,500
The Walt Disney Company (B)(C)	7.750	01-20-24	1,020,000	1,233,461
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57	260,000	274,810
Media 3.7%
Altice Financing SA (A)(B)(C)	6.625	02-15-23	375,000	386,719
Cablevision Systems Corp. (A)(B)	5.875	09-15-22	210,000	223,125
CBS Corp. (B)	3.375	03-01-22	132,000	134,808
CBS Corp. (A)(B)	3.700	08-15-24	205,000	212,826
Cengage Learning, Inc. (A)(B)(C)	9.500	06-15-24	321,000	301,740
Charter Communications Operating LLC (A)(B)	4.200	03-15-28	580,000	600,621
Charter Communications Operating LLC	5.750	04-01-48	590,000	643,456
Charter Communications Operating LLC	6.484	10-23-45	606,000	712,678

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST 3

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Clear Channel Worldwide Holdings, Inc. (A)(B)	6.500	11-15-22	289,000	$295,069
CSC Holdings LLC (C)	5.750	01-15-30	186,000	189,255
CSC Holdings LLC (A)(B)(C)	7.500	04-01-28	205,000	225,756
Diamond Sports Group LLC (C)	6.625	08-15-27	140,000	143,500
McGraw-Hill Global Education Holdings LLC (A)(B)(C)	7.875	05-15-24	195,000	175,013
MDC Partners, Inc. (A)(B)(C)	6.500	05-01-24	375,000	338,438
Myriad International Holdings BV (C)	5.500	07-21-25	400,000	442,344
National CineMedia LLC	6.000	04-15-22	109,000	109,818
Sirius XM Radio, Inc. (A)(B)(C)	5.000	08-01-27	484,000	499,125
Sirius XM Radio, Inc. (A)(B)(C)	5.375	07-15-26	260,000	271,700
Tribune Media Company	5.875	07-15-22	260,000	264,290
WMG Acquisition Corp. (C)	4.875	11-01-24	165,000	169,538
WMG Acquisition Corp. (C)	5.500	04-15-26	175,000	181,125
Wireless telecommunication services 0.9%
CC Holdings GS V LLC (A)(B)	3.849	04-15-23	350,000	364,759
MTN Mauritius Investments, Ltd. (C)	4.755	11-11-24	225,000	227,474
Oztel Holdings SPC, Ltd. (C)	6.625	04-24-28	230,000	236,080
Sprint Corp. (A)(B)	7.875	09-15-23	270,000	300,038
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%) (A)(B)	7.000	04-04-79	452,000	495,223

Consumer discretionary 5.9%				10,497,191

Auto components 0.2%
Lear Corp.	5.250	01-15-25	254,000	263,311
Automobiles 2.2%
Daimler Finance North America LLC (B)(C)	3.750	11-05-21	431,000	441,885
Ford Motor Credit Company LLC (B)	3.813	10-12-21	595,000	603,078
Ford Motor Credit Company LLC	5.875	08-02-21	928,000	975,983
General Motors Company (A)(B)	4.875	10-02-23	507,000	540,037
General Motors Financial Company, Inc. (B)	3.550	04-09-21	295,000	299,174
General Motors Financial Company, Inc.	4.000	01-15-25	404,000	411,456
General Motors Financial Company, Inc.	4.300	07-13-25	350,000	360,694
JB Poindexter & Company, Inc. (C)	7.125	04-15-26	74,000	75,480
Nissan Motor Acceptance Corp. (B)(C)	3.650	09-21-21	200,000	204,132
Diversified consumer services 0.1%
Laureate Education, Inc. (A)(B)(C)	8.250	05-01-25	170,000	184,875
Hotels, restaurants and leisure 1.1%
CCM Merger, Inc. (C)	6.000	03-15-22	195,000	199,875
Eldorado Resorts, Inc.	6.000	09-15-26	125,000	135,000
Eldorado Resorts, Inc.	7.000	08-01-23	130,000	135,850
GLP Capital LP	5.375	04-15-26	265,000	288,352
Hilton Domestic Operating Company, Inc.	5.125	05-01-26	140,000	145,440
Hilton Grand Vacations Borrower LLC	6.125	12-01-24	130,000	139,425
International Game Technology PLC (A)(B)(C)	6.500	02-15-25	225,000	246,375
Jacobs Entertainment, Inc. (C)	7.875	02-01-24	158,000	167,875
Resorts World Las Vegas LLC (C)	4.625	04-16-29	200,000	209,356
Twin River Worldwide Holdings, Inc. (A)(B)(C)	6.750	06-01-27	168,000	175,140
Waterford Gaming LLC (C)(D)(E)	8.625	09-15-14	99,739	0
Wyndham Destinations, Inc.	5.400	04-01-24	170,000	178,925
Household durables 0.2%
Beazer Homes USA, Inc. (A)(B)	8.750	03-15-22	370,000	383,253

4 JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Internet and direct marketing retail 1.7%
Amazon.com, Inc. (A)(B)	3.150	08-22-27	660,000	$693,346
Amazon.com, Inc. (A)(B)	4.050	08-22-47	328,000	372,726
Expedia Group, Inc. (A)(B)	3.800	02-15-28	582,000	597,376
Expedia Group, Inc.	5.000	02-15-26	480,000	527,668
GrubHub Holdings, Inc. (C)	5.500	07-01-27	20,000	20,525
QVC, Inc.	4.375	03-15-23	325,000	333,680
QVC, Inc.	5.125	07-02-22	240,000	251,512
QVC, Inc.	5.450	08-15-34	280,000	275,213
Multiline retail 0.4%
Dollar Tree, Inc. (B)	4.200	05-15-28	634,000	660,174

Consumer staples 1.8%				3,252,962

Beverages 1.2%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	305,000	335,583
Coca-Cola European Partners PLC (B)	4.500	09-01-21	1,000,000	1,033,179
Constellation Brands, Inc. (B)	3.200	02-15-23	293,000	299,159
Keurig Dr Pepper, Inc. (B)	3.551	05-25-21	486,000	495,082
Food and staples retailing 0.1%
Simmons Foods, Inc. (A)(B)(C)	5.750	11-01-24	170,000	155,550
Food products 0.3%
Conagra Brands, Inc. (B)	3.800	10-22-21	193,000	198,304
Kraft Heinz Foods Company (A)(B)(C)	4.875	02-15-25	221,000	228,040
Post Holdings, Inc. (A)(B)(C)	5.500	12-15-29	136,000	137,530
Personal products 0.2%
Natura Cosmeticos SA (A)(B)(C)	5.375	02-01-23	355,000	370,535

Energy 11.0%				19,603,552

Energy equipment and services 0.6%
Archrock Partners LP	6.000	10-01-22	260,000	263,575
CSI Compressco LP	7.250	08-15-22	379,000	341,100
CSI Compressco LP (A)(B)(C)	7.500	04-01-25	290,000	288,550
Tervita Corp. (C)	7.625	12-01-21	201,000	205,020
Oil, gas and consumable fuels 10.4%
Andeavor Logistics LP	4.250	12-01-27	164,000	171,705
Andeavor Logistics LP	5.250	01-15-25	140,000	148,070
Andeavor Logistics LP	6.375	05-01-24	265,000	277,588
Antero Midstream Partners LP	5.375	09-15-24	275,000	264,688
Cheniere Corpus Christi Holdings LLC (A)(B)	5.125	06-30-27	503,000	547,591
Chesapeake Energy Corp. (A)(B)	7.500	10-01-26	160,000	125,600
Cimarex Energy Company	4.375	06-01-24	235,000	247,788
Colorado Interstate Gas Company LLC (B)(C)	4.150	08-15-26	178,000	184,634
Columbia Pipeline Group, Inc. (B)	4.500	06-01-25	198,000	212,683
Continental Resources, Inc.	5.000	09-15-22	521,000	526,348
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (A)(B)(F)	7.375	12-15-22	462,000	454,821
DCP Midstream Operating LP	5.125	05-15-29	100,000	103,000
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (A)(B)(C)	5.850	05-21-43	441,000	414,540
Diamondback Energy, Inc. (C)	4.750	11-01-24	193,000	198,250
Enable Midstream Partners LP (A)(B)	3.900	05-15-24	321,000	328,430
Enable Midstream Partners LP (B)	4.950	05-15-28	387,000	400,994
Enbridge Energy Partners LP (A)(B)	4.375	10-15-20	395,000	403,122
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	340,000	337,238

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST 5

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) (A)(B)	6.250	03-01-78	294,000	$305,969
Energy Transfer Operating LP (B)	4.200	04-15-27	130,000	135,509
Energy Transfer Operating LP (A)(B)	4.250	03-15-23	422,000	440,238
Energy Transfer Operating LP (B)	5.150	03-15-45	345,000	357,082
Energy Transfer Operating LP	5.875	01-15-24	199,000	220,916
Energy Transfer Partners LP (A)(B)	5.875	03-01-22	90,000	96,285
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) (B)	5.250	08-16-77	538,000	530,984
Husky Energy, Inc. (A)(B)	3.950	04-15-22	305,000	315,274
Kinder Morgan Energy Partners LP (B)	3.500	03-01-21	500,000	507,054
Kinder Morgan Energy Partners LP (B)	7.750	03-15-32	195,000	263,815
Kinder Morgan, Inc. (B)	3.150	01-15-23	178,000	181,129
MPLX LP (B)	4.000	03-15-28	313,000	323,370
MPLX LP (B)	4.800	02-15-29	160,000	174,866
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (F)	6.875	02-15-23	752,000	752,000
Murphy Oil Corp.	5.750	08-15-25	164,000	168,100
Newfield Exploration Company (A)(B)	5.625	07-01-24	299,000	329,846
ONEOK Partners LP (A)(B)	5.000	09-15-23	162,000	174,760
Parsley Energy LLC (A)(B)(C)	5.625	10-15-27	231,000	238,508
Petrobras Global Finance BV	5.750	02-01-29	156,000	167,778
Petrobras Global Finance BV	6.900	03-19-49	180,000	202,293
Petrobras Global Finance BV	7.375	01-17-27	545,000	645,095
Petroleos Mexicanos (A)(B)	4.875	01-24-22	325,000	328,250
Petroleos Mexicanos (A)(B)	5.375	03-13-22	85,000	86,573
Sabine Pass Liquefaction LLC (B)	4.200	03-15-28	261,000	272,868
Sabine Pass Liquefaction LLC (B)	5.000	03-15-27	245,000	267,119
Sabine Pass Liquefaction LLC	5.750	05-15-24	425,000	471,717
Sabine Pass Liquefaction LLC (B)	5.875	06-30-26	147,000	167,344
SM Energy Company	6.625	01-15-27	60,000	52,275
Suncor Energy, Inc. (A)(B)	9.250	10-15-21	1,000,000	1,138,421
Sunoco Logistics Partners Operations LP (B)	3.900	07-15-26	460,000	471,405
Sunoco Logistics Partners Operations LP (B)	4.400	04-01-21	377,000	387,079
Sunoco Logistics Partners Operations LP (B)	5.400	10-01-47	240,000	255,218
Tallgrass Energy Partners LP (A)(B)(C)	4.750	10-01-23	222,000	224,502
Targa Resources Partners LP (A)(B)	5.875	04-15-26	220,000	232,309
Teekay Offshore Partners LP (C)	8.500	07-15-23	235,000	233,830
The Williams Companies, Inc. (A)(B)	3.700	01-15-23	266,000	274,767
The Williams Companies, Inc. (A)(B)	3.750	06-15-27	355,000	365,640
The Williams Companies, Inc.	4.550	06-24-24	525,000	563,128
The Williams Companies, Inc.	5.750	06-24-44	315,000	366,121
WPX Energy, Inc.	5.250	09-15-24	100,000	100,500
YPF SA (C)	8.500	07-28-25	370,000	368,280

Financials 22.9%				41,047,435

Banks 12.6%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (A)(B)(C)(F)	6.750	06-15-26	200,000	220,500
Banco Santander SA (A)(B)	4.379	04-12-28	200,000	213,741
Bank of America Corp. (B)	3.950	04-21-25	425,000	445,437
Bank of America Corp. (A)(B)	4.200	08-26-24	170,000	180,563
Bank of America Corp. (B)	4.450	03-03-26	453,000	486,994
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (A)(B)(F)	6.300	03-10-26	610,000	683,200
Barclays Bank PLC (C)	10.179	06-12-21	475,000	535,091

6 JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Barclays PLC (A)(B)	4.375	01-12-26	340,000	$352,159
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (F)	7.750	09-15-23	275,000	280,156
BPCE SA (B)(C)	4.500	03-15-25	475,000	499,736
BPCE SA (A)(B)(C)	5.700	10-22-23	1,145,000	1,254,398
Citigroup, Inc. (B)	4.600	03-09-26	586,000	632,719
Citigroup, Inc. (B)	5.500	09-13-25	165,000	185,933
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (A)(B)(F)	6.250	08-15-26	525,000	586,031
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (C)(F)	7.875	01-23-24	600,000	661,871
Danske Bank A/S (B)(C)	5.000	01-12-22	286,000	299,658
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (A)(B)(F)	5.100	06-30-23	420,000	416,203
Freedom Mortgage Corp. (C)	8.125	11-15-24	259,000	225,330
Freedom Mortgage Corp. (A)(B)(C)	8.250	04-15-25	105,000	91,613
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%) (A)(B)	3.950	05-18-24	495,000	515,556
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (A)(B)(F)	6.375	09-17-24	200,000	207,924
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (B)(F)	6.875	06-01-21	340,000	354,620
Huntington Bancshares, Inc.	2.625	08-06-24	505,000	504,420
ING Bank NV (B)(C)	5.800	09-25-23	1,000,000	1,104,544
ING Groep NV (A)(B)	3.550	04-09-24	277,000	286,883
JPMorgan Chase & Co. (A)(B)	3.200	06-15-26	410,000	422,110
JPMorgan Chase & Co. (3.514% to 6-18-21, then 3 month LIBOR + 0.610%) (A)(B)	3.514	06-18-22	710,000	723,615
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (A)(B)(F)	6.750	02-01-24	805,000	892,902
Lloyds Banking Group PLC (B)	4.450	05-08-25	745,000	789,122
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (A)(B)(F)	7.500	06-27-24	385,000	403,538
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (A)(B)(F)	5.125	11-01-26	345,000	357,075
Mitsubishi UFJ Financial Group, Inc. (B)	3.218	03-07-22	690,000	702,004
Regions Bank (3.374% to 8-13-20, then 3 month LIBOR + 0.500%) (A)(B)	3.374	08-13-21	504,000	508,004
Santander Holdings USA, Inc. (A)(B)	3.400	01-18-23	270,000	274,237
Santander Holdings USA, Inc. (A)(B)	3.500	06-07-24	564,000	572,060
Santander Holdings USA, Inc. (A)(B)	3.700	03-28-22	469,000	479,425
Santander Holdings USA, Inc. (B)	4.450	12-03-21	319,000	330,679
Santander UK Group Holdings PLC (C)	4.750	09-15-25	365,000	377,859
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (C)(F)	7.375	09-13-21	340,000	354,025
The PNC Financial Services Group, Inc. (B)	3.500	01-23-24	230,000	240,737
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (A)(B)(F)	4.850	06-01-23	335,000	339,844
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (A)(B)(F)	6.750	08-01-21	545,000	581,978
The Royal Bank of Scotland Group PLC	3.875	09-12-23	480,000	489,012
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (A)(B)(F)	8.625	08-15-21	612,000	651,015
The Toronto-Dominion Bank (A)(B)	3.250	03-11-24	373,000	386,281
Wells Fargo & Company (3 month LIBOR + 3.770%) (A)(B)(F)(G)	6.180	09-15-19	370,000	372,313
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (A)(B)(F)	5.875	06-15-25	975,000	1,067,625
Capital markets 2.3%
Ares Capital Corp. (B)	3.625	01-19-22	290,000	292,641
Cantor Fitzgerald LP (B)(C)	4.875	05-01-24	390,000	406,928

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST 7

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (A)(B)(C)(F)	7.500	12-11-23	295,000	$325,385
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (A)(B)(C)(F)	7.500	07-17-23	310,000	329,375
FS KKR Capital Corp. (B)	4.250	01-15-20	290,000	291,128
Lazard Group LLC (A)(B)	4.375	03-11-29	230,000	245,453
Macquarie Bank, Ltd. (B)(C)	4.875	06-10-25	520,000	555,030
Morgan Stanley (B)	3.875	01-27-26	400,000	423,532
Stifel Financial Corp. (A)(B)	4.250	07-18-24	217,000	227,521
The Goldman Sachs Group, Inc. (A)(B)	3.850	01-26-27	730,000	766,076
UBS Group Funding Switzerland AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (A)(B)(C)(F)	7.000	01-31-24	295,000	311,225
Consumer finance 2.7%
Ally Financial, Inc. (A)(B)	5.125	09-30-24	645,000	706,275
Capital One Financial Corp. (A)(B)	3.450	04-30-21	465,000	471,923
Capital One Financial Corp. (B)	3.500	06-15-23	1,335,000	1,378,541
Capital One Financial Corp. (B)	3.900	01-29-24	230,000	242,344
Credit Acceptance Corp.	6.125	02-15-21	249,000	249,623
Credito Real SAB de CV (C)	7.250	07-20-23	200,000	209,750
Credito Real SAB de CV (9.125% to 11-29-22, then 5 Year CMT + 7.026%) (C)(F)	9.125	11-19-22	225,000	228,377
Discover Financial Services (A)(B)	3.950	11-06-24	458,000	482,452
Discover Financial Services (A)(B)	4.100	02-09-27	124,000	131,005
Discover Financial Services	5.200	04-27-22	85,000	90,868
Enova International, Inc. (C)	8.500	09-01-24	58,000	55,970
Enova International, Inc. (C)	8.500	09-15-25	260,000	250,250
Springleaf Finance Corp. (A)(B)	6.875	03-15-25	105,000	117,451
Synchrony Financial (B)	2.850	07-25-22	125,000	125,078
Diversified financial services 1.5%
Allied Universal Holdco LLC (C)	6.625	07-15-26	62,000	64,790
ASP AMC Merger Sub, Inc. (C)	8.000	05-15-25	205,000	139,400
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (C)	6.125	11-30-21	28,805	28,863
Gogo Intermediate Holdings LLC (C)	9.875	05-01-24	188,000	194,116
Jefferies Financial Group, Inc. (A)(B)	5.500	10-18-23	655,000	708,768
Jefferies Group LLC (A)(B)	4.150	01-23-30	365,000	361,728
Jefferies Group LLC (A)(B)	4.850	01-15-27	422,000	447,919
Refinitiv US Holdings, Inc. (A)(B)(C)	6.250	05-15-26	43,000	46,225
Refinitiv US Holdings, Inc. (A)(B)(C)	8.250	11-15-26	69,000	76,418
Trident Merger Sub, Inc. (C)	6.625	11-01-25	85,000	74,588
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%) (A)(B)	5.650	05-15-53	463,000	488,400
Insurance 3.2%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	435,000	435,544
AXA SA	8.600	12-15-30	175,000	251,392
Brighthouse Financial, Inc. (A)(B)	3.700	06-22-27	595,000	577,861
CNO Financial Group, Inc. (A)(B)	5.250	05-30-25	301,000	324,328
CNO Financial Group, Inc.	5.250	05-30-29	125,000	135,313
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR + 3.576%) (C)	7.800	03-07-87	705,000	888,300
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) (A)(B)	6.400	12-15-66	355,000	411,637
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (B)(C)	9.250	04-08-68	315,000	445,725
Nationstar Mortgage Holdings, Inc. (A)(B)(C)	8.125	07-15-23	160,000	166,200
Nationstar Mortgage Holdings, Inc. (C)	9.125	07-15-26	128,000	134,080

8 JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) (B)(C)	3.622	04-26-23	273,000	$276,741
Nationwide Building Society (3.960% to 7-18-29, then 3 month LIBOR + 1.855%) (A)(B)(C)	3.960	07-18-30	220,000	221,738
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (B)(C)	5.100	10-16-44	365,000	391,463
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) (B)	5.875	09-15-42	637,000	680,806
Teachers Insurance & Annuity Association of America (C)	4.270	05-15-47	430,000	468,649
Thrifts and mortgage finance 0.6%
Ladder Capital Finance Holdings LLLP (A)(B)(C)	5.250	03-15-22	95,000	97,375
Ladder Capital Finance Holdings LLLP (A)(B)(C)	5.250	10-01-25	148,000	151,700
MGIC Investment Corp.	5.750	08-15-23	99,000	107,415
Quicken Loans, Inc. (A)(B)(C)	5.750	05-01-25	550,000	567,941
Radian Group, Inc.	4.500	10-01-24	144,000	148,071
Stearns Holdings LLC (C)(D)	9.375	08-15-20	158,000	79,000

Health care 4.4%				7,925,224

Biotechnology 0.4%
Celgene Corp.	3.250	02-20-23	258,000	264,259
Shire Acquisitions Investments Ireland DAC (B)	3.200	09-23-26	473,000	480,834
Health care providers and services 3.1%
Centene Corp. (C)	5.375	06-01-26	255,000	269,344
CVS Health Corp. (B)	3.350	03-09-21	699,000	708,247
CVS Health Corp. (A)(B)	5.050	03-25-48	283,000	307,581
DaVita, Inc. (A)(B)	5.000	05-01-25	405,000	396,908
Express Scripts Holding Company (B)	4.750	11-15-21	1,000,000	1,049,065
HCA, Inc. (B)	4.125	06-15-29	142,000	145,461
HCA, Inc.	5.250	04-15-25	375,000	413,534
HCA, Inc.	5.250	06-15-26	320,000	355,161
HCA, Inc.	7.500	02-15-22	300,000	332,160
MEDNAX, Inc. (C)	5.250	12-01-23	290,000	289,498
MEDNAX, Inc. (C)	6.250	01-15-27	224,000	222,320
Select Medical Corp. (C)	6.250	08-15-26	130,000	131,950
Select Medical Corp.	6.375	06-01-21	360,000	360,450
Team Health Holdings, Inc. (A)(B)(C)	6.375	02-01-25	65,000	52,975
Universal Health Services, Inc. (C)	4.750	08-01-22	240,000	243,000
Universal Health Services, Inc. (C)	5.000	06-01-26	309,000	322,133
Life sciences tools and services 0.2%
IQVIA, Inc. (C)	4.875	05-15-23	260,000	265,915
Pharmaceuticals 0.7%
Bausch Health Companies, Inc. (A)(B)(C)	6.125	04-15-25	375,000	383,794
Bayer US Finance II LLC (A)(B)(C)	3.500	06-25-21	200,000	202,906
Catalent Pharma Solutions, Inc. (C)	5.000	07-15-27	62,000	63,705
GlaxoSmithKline Capital PLC (A)(B)	3.000	06-01-24	441,000	453,699
Teva Pharmaceutical Finance Netherlands III BV (A)(B)	6.750	03-01-28	235,000	210,325

Industrials 8.9%				15,935,110

Aerospace and defense 0.5%
Arconic, Inc. (A)(B)	5.125	10-01-24	324,000	345,478
Huntington Ingalls Industries, Inc. (C)	5.000	11-15-25	346,000	362,262
Kratos Defense & Security Solutions, Inc. (A)(B)(C)	6.500	11-30-25	206,000	220,173

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST 9

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Air freight and logistics 0.1%
XPO Logistics, Inc. (C)	6.500	06-15-22	191,000	$194,033
Airlines 4.6%
Air Canada 2013-1 Class A Pass Through Trust (B)(C)	4.125	11-15-26	202,862	212,194
Air Canada 2017-1 Class B Pass Through Trust (C)	3.700	07-15-27	288,677	286,887
America West Airlines 2000-1 Pass Through Trust	8.057	01-02-22	63,298	66,216
American Airlines 2000-1 Pass Through Trust	6.977	11-23-22	53,833	54,743
American Airlines 2013-2 Class A Pass Through Trust (B)	4.950	07-15-24	268,169	280,853
American Airlines 2015-1 Class A Pass Through Trust (B)	3.375	11-01-28	367,674	371,351
American Airlines 2015-1 Class B Pass Through Trust (B)	3.700	11-01-24	402,727	406,352
American Airlines 2016-1 Class A Pass Through Trust (B)	4.100	07-15-29	353,883	368,109
American Airlines 2017-1 Class A Pass Through Trust (B)	4.000	08-15-30	175,500	181,449
American Airlines 2017-1 Class AA Pass Through Trust	3.650	08-15-30	270,000	280,665
American Airlines 2017-2 Class A Pass Through Trust (B)	3.600	04-15-31	158,907	155,348
Azul Investments LLP (A)(B)(C)	5.875	10-26-24	95,000	96,070
British Airways 2013-1 Class A Pass Through Trust (B)(C)	4.625	06-20-24	465,009	488,539
British Airways 2013-1 Class B Pass Through Trust (C)	5.625	12-20-21	45,556	45,989
British Airways 2018-1 Class A Pass Through Trust (B)(C)	4.125	03-20-33	142,999	149,734
Continental Airlines 2007-1 Class A Pass Through Trust (B)	5.983	10-19-23	376,570	398,072
Continental Airlines 2012-1 Class B Pass Through Trust	6.250	10-11-21	94,052	95,406
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	428,988	460,046
Delta Air Lines, Inc.	3.625	03-15-22	476,000	485,425
Delta Air Lines, Inc.	3.800	04-19-23	310,000	319,890
Delta Air Lines, Inc. (A)(B)	4.375	04-19-28	355,000	372,404
Northwest Airlines 2007-1 Class A Pass Through Trust (B)	7.027	05-01-21	263,187	264,819
United Airlines 2014-2 Class A Pass Through Trust (B)	3.750	03-03-28	388,700	403,781
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	339,631	348,971
United Airlines 2016-1 Class A Pass Through Trust (B)	3.450	01-07-30	272,814	277,451
United Airlines 2016-1 Class B Pass Through Trust (B)	3.650	01-07-26	402,646	404,619
United Airlines 2018-1 Class B Pass Through Trust (B)	4.600	03-01-26	94,718	97,806
United Airlines 2019-1 Class A Pass Through Trust (B)	4.550	02-25-33	260,000	279,994
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	256,269	278,565
US Airways 2012-1 Class A Pass Through Trust (B)	5.900	04-01-26	204,464	223,397
Building products 0.2%
Owens Corning	3.950	08-15-29	235,000	234,570
Owens Corning (A)(B)	4.200	12-15-22	155,000	162,380
Commercial services and supplies 0.2%
Clean Harbors, Inc. (C)	4.875	07-15-27	50,000	51,556
LSC Communications, Inc. (A)(B)(C)	8.750	10-15-23	295,000	224,938
Prime Security Services Borrower LLC (C)	9.250	05-15-23	84,000	88,253
Construction and engineering 0.3%
AECOM	5.125	03-15-27	415,000	434,713
Tutor Perini Corp. (A)(B)(C)	6.875	05-01-25	88,000	86,350
Industrial conglomerates 0.5%
3M Company (A)(B)	3.250	02-14-24	370,000	385,804
General Electric Company (B)	5.550	01-05-26	442,000	495,950
Machinery 0.0%
Harsco Corp. (C)	5.750	07-31-27	83,000	85,490
Professional services 0.5%
IHS Markit, Ltd. (C)	4.000	03-01-26	393,000	408,681
IHS Markit, Ltd. (C)	4.750	02-15-25	128,000	137,395
IHS Markit, Ltd.	4.750	08-01-28	210,000	232,073
IHS Markit, Ltd. (C)	5.000	11-01-22	129,000	136,449

10 JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors 2.0%
AerCap Ireland Capital DAC	4.625	10-30-20	435,000	$445,392
AerCap Ireland Capital DAC	5.000	10-01-21	373,000	390,361
Ahern Rentals, Inc. (C)	7.375	05-15-23	395,000	341,675
Aircastle, Ltd. (A)(B)	4.400	09-25-23	176,000	182,977
Aircastle, Ltd. (A)(B)	5.000	04-01-23	620,000	654,705
Aircastle, Ltd. (A)(B)	5.500	02-15-22	225,000	238,359
Ashtead Capital, Inc. (C)	4.375	08-15-27	260,000	261,300
Avolon Holdings Funding, Ltd. (C)	5.125	10-01-23	225,000	239,085
H&E Equipment Services, Inc. (A)(B)	5.625	09-01-25	131,000	134,603
United Rentals North America, Inc. (A)(B)	4.875	01-15-28	328,000	334,560
United Rentals North America, Inc. (A)(B)	5.500	07-15-25	260,000	270,400

Information technology 7.2%				12,793,325

Communications equipment 0.8%
CommScope, Inc. (A)(B)(C)	8.250	03-01-27	377,000	371,345
Motorola Solutions, Inc. (B)	4.600	02-23-28	492,000	517,776
Telefonaktiebolaget LM Ericsson (A)(B)	4.125	05-15-22	545,000	561,486
Electronic equipment, instruments and components 0.5%
Tech Data Corp. (A)(B)	3.700	02-15-22	178,000	180,448
Tech Data Corp. (A)(B)	4.950	02-15-27	601,000	630,646
IT services 0.8%
Banff Merger Sub, Inc. (C)	9.750	09-01-26	215,000	192,291
Fiserv, Inc. (B)	2.750	07-01-24	294,000	295,513
Fiserv, Inc. (B)	3.200	07-01-26	430,000	439,577
Tempo Acquisition LLC (C)	6.750	06-01-25	102,000	105,188
VeriSign, Inc.	4.750	07-15-27	145,000	152,530
VeriSign, Inc. (A)(B)	5.250	04-01-25	270,000	291,600
Semiconductors and semiconductor equipment 3.5%
Advanced Micro Devices, Inc. (A)(B)	7.000	07-01-24	170,000	177,225
Broadcom Corp. (B)	3.875	01-15-27	765,000	746,723
KLA Corp. (A)(B)	4.100	03-15-29	260,000	279,584
Lam Research Corp. (A)(B)	3.750	03-15-26	335,000	354,166
Lam Research Corp. (A)(B)	4.875	03-15-49	275,000	312,602
Marvell Technology Group, Ltd. (A)(B)	4.875	06-22-28	385,000	416,715
Microchip Technology, Inc.	3.922	06-01-21	255,000	259,441
Microchip Technology, Inc. (A)(B)	4.333	06-01-23	698,000	725,449
Micron Technology, Inc. (A)(B)	4.185	02-15-27	735,000	743,129
Micron Technology, Inc.	4.975	02-06-26	175,000	186,249
Micron Technology, Inc. (A)(B)	5.327	02-06-29	648,000	689,390
NXP BV (A)(B)(C)	3.875	06-18-26	252,000	258,730
NXP BV (C)	4.625	06-01-23	645,000	681,115
NXP BV (A)(B)(C)	4.875	03-01-24	267,000	286,329
Qorvo, Inc. (A)(B)	5.500	07-15-26	110,000	115,863
Software 0.2%
Microsoft Corp.	4.450	11-03-45	340,000	410,563
Technology hardware, storage and peripherals 1.4%
Dell International LLC (B)(C)	4.900	10-01-26	456,000	476,250
Dell International LLC (A)(B)(C)	5.300	10-01-29	462,000	491,298
Dell International LLC (A)(B)(C)	6.020	06-15-26	301,000	332,617
Dell International LLC (A)(B)(C)	8.350	07-15-46	583,000	742,851
Seagate HDD Cayman (A)(B)	4.750	01-01-25	365,000	368,636

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST 11

	Rate (%)	Maturity date	Par value^	Value
Materials 1.8%				$3,293,350

Chemicals 1.0%
Braskem Netherlands Finance BV (C)	4.500	01-10-28	340,000	343,298
Cydsa SAB de CV (C)	6.250	10-04-27	265,000	265,996
Mexichem SAB de CV (C)	5.500	01-15-48	315,000	316,575
Syngenta Finance NV (A)(B)(C)	4.441	04-24-23	470,000	491,506
The Chemours Company (A)(B)	6.625	05-15-23	388,000	389,699
Construction materials 0.2%
Cemex SAB de CV (A)(B)(C)	6.125	05-05-25	270,000	279,585
U.S. Concrete, Inc. (A)(B)	6.375	06-01-24	145,000	150,800
Containers and packaging 0.3%
Ardagh Packaging Finance PLC (A)(B)(C)	6.000	02-15-25	215,000	221,988
Klabin Finance SA (C)	4.875	09-19-27	255,000	259,080
Metals and mining 0.2%
Anglo American Capital PLC (C)	4.750	04-10-27	270,000	286,263
Commercial Metals Company (A)(B)	5.375	07-15-27	92,000	92,460
Paper and forest products 0.1%
Norbord, Inc. (C)	6.250	04-15-23	185,000	196,100

Real estate 1.7%				3,045,499

Equity real estate investment trusts 1.7%
American Homes 4 Rent LP (A)(B)	4.250	02-15-28	305,000	319,159
American Tower Corp. (A)(B)	3.550	07-15-27	488,000	501,686
American Tower Corp. (A)(B)	3.800	08-15-29	210,000	217,865
American Tower Corp. (A)(B)	4.700	03-15-22	400,000	422,616
Equinix, Inc.	5.375	05-15-27	205,000	220,057
SBA Tower Trust (B)(C)	3.722	04-09-48	473,000	484,160
The GEO Group, Inc.	6.000	04-15-26	72,000	59,040
Ventas Realty LP (B)	3.500	02-01-25	254,000	263,500
VEREIT Operating Partnership LP (A)(B)	4.600	02-06-24	523,000	557,416

Utilities 4.1%				7,378,219

Electric utilities 2.2%
ABY Transmision Sur SA (C)	6.875	04-30-43	246,000	295,200
Duke Energy Corp. (B)	3.550	09-15-21	1,000,000	1,022,572
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (C)(F)	5.250	01-29-23	485,000	495,913
Emera US Finance LP (A)(B)	3.550	06-15-26	183,000	188,413
Empresa Electrica Angamos SA (C)	4.875	05-25-29	313,020	328,652
Exelon Generation Company LLC (B)	4.000	10-01-20	1,000,000	1,013,608
Instituto Costarricense de Electricidad (C)	6.375	05-15-43	215,000	180,602
Vistra Operations Company LLC (C)	4.300	07-15-29	390,000	392,328
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	183,000	192,150
Independent power and renewable electricity producers 0.8%
Clearway Energy Operating LLC	5.375	08-15-24	266,000	272,344
Greenko Dutch BV (C)	4.875	07-24-22	310,000	310,874
NextEra Energy Capital Holdings, Inc. (B)	3.550	05-01-27	490,000	513,158
NextEra Energy Operating Partners LP (A)(B)(C)	4.500	09-15-27	110,000	110,518
NRG Energy, Inc. (B)(C)	3.750	06-15-24	205,000	209,878
Multi-utilities 1.0%
Berkshire Hathaway Energy Company (B)	8.480	09-15-28	550,000	790,833
CMS Energy Corp. (A)(B)	5.050	03-15-22	1,000,000	1,061,176

12 JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Capital preferred securities (H) 0.0% (0.0% of Total investments)				$79,825
(Cost $80,372)

Financials 0.0%				79,825

Capital markets 0.0%
State Street Corp. (3 month LIBOR + 1.000%) (B)(G)	3.410	06-01-77	103,000	79,825
Term loans (I) 0.2% (0.1% of Total investments)				$394,202
(Cost $403,456)

Financials 0.1%				133,119

Capital markets 0.1%
LSF9 Atlantis Holdings LLC, 2017 Term Loan (1 month LIBOR + 6.000%)	8.360	05-01-23	142,500	133,119

Health care 0.1%				261,083

Health care providers and services 0.1%
Concentra, Inc., 2018 2nd Lien Term Loan (3 month LIBOR + 6.500%)	8.960	06-01-23	259,999	261,083
Collateralized mortgage obligations 10.2% (6.8% of Total investments)				$18,155,497
(Cost $17,686,899)

Commercial and residential 8.0%				14,267,387

Americold LLC
Series 2010-ARTA, Class D (C)	7.443	01-14-29	605,000	633,237
Angel Oak Mortgage Trust I LLC
Series 2018-3, Class A1 (C)(J)	3.649	09-25-48	173,970	175,753
Arroyo Mortgage Trust
Series 2018-1, Class A1 (C)(J)	3.763	04-25-48	644,051	657,848
Series 2019-2, Class A1 (C)(J)	3.347	04-25-49	474,740	479,631
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class C (C)(J)	3.596	04-14-33	490,000	509,335
BBCMS Mortgage Trust
Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (C)(G)	4.762	03-15-37	214,000	214,937
BBCMS Trust
Series 2015-MSQ, Class D (C)(J)	3.990	09-15-32	480,000	486,600
Series 2015-SRCH, Class D (C)(J)	4.957	08-10-35	295,000	320,908
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-1, Class B2 (E)(J)	3.518	03-25-35	405	11,132
BENCHMARK Mortgage Trust
Series 2019-B11, Class A2	3.410	05-15-52	290,000	303,662
BWAY Mortgage Trust
Series 2015-1740, Class XA IO (C)	0.896	01-10-35	6,885,000	153,100
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (C)(G)	3.646	03-15-37	245,000	245,610
CGBAM Commercial Mortgage Trust
Series 2015-SMRT, Class F (C)(J)	3.786	04-10-28	325,000	326,558
CGDBB Commercial Mortgage Trust
Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (C)(G)	4.475	07-15-32	264,000	264,165
CHT Mortgage Trust
Series 2017-CSMO, Class D (1 month LIBOR + 2.250%) (C)(G)	4.575	11-15-36	370,000	371,156
Citigroup Commercial Mortgage Trust
Series 2017-1500, Class E (1 month LIBOR + 2.500%) (C)(G)	4.825	07-15-32	126,000	126,639
CLNS Trust
Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) (C)(G)	3.469	06-11-32	160,000	159,997
COLT Mortgage Loan Trust
Series 2018-2, Class A1 (C)(J)	3.470	07-27-48	54,066	54,153
Series 2019-2, Class A1 (C)(J)	3.337	05-25-49	230,171	233,123
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.640	08-15-45	1,812,113	72,394
Series 2012-CR3 Class XA IO	1.865	10-15-45	2,631,298	128,268
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.447	05-10-51	3,850,377	135,059

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST 13

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class B (J)	4.934	12-10-44	360,000	$375,036
Series 2013-300P, Class D (C)(J)	4.394	08-10-30	340,000	355,659
Core Industrial Trust
Series 2015-CALW, Class XA IO (C)	0.810	02-10-34	3,601,156	60,869
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (C)(G)	3.925	05-15-36	630,000	633,664
Galton Funding Mortgage Trust
Series 2018-1, Class A43 (C)(J)	3.500	11-25-57	138,403	139,207
Great Wolf Trust
Series 2017-WOLF, Class E (1 month LIBOR + 3.100%) (C)(G)	5.425	09-15-34	90,000	90,055
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO	2.169	05-10-45	4,524,665	164,391
Series 2016-RENT, Class D (C)(J)	4.067	02-10-29	420,000	424,133
Series 2017-485L, Class C (C)(J)	3.982	02-10-37	240,000	247,396
Series 2019-GC39, Class A2	3.457	05-10-52	409,000	428,800
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-47	4,864,854	82,439
Series 2007-4, Class ES IO	0.350	07-19-47	4,830,906	80,267
Series 2007-6, Class ES IO (C)	0.343	08-19-37	4,239,594	60,475
Hilton Orlando Trust
Series 2018-ORL, Class D (1 month LIBOR + 1.700%) (C)(G)	4.025	12-15-34	110,000	110,205
IMT Trust
Series 2017-APTS, Class CFX (C)(J)	3.497	06-15-34	190,000	192,938
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	1.091	07-25-35	3,385,942	130,042
Series 2005-AR8, Class AX2 IO	1.110	05-25-35	3,344,919	168,528
Series 2005-AR18, Class 1X IO	0.953	10-25-36	4,901,023	263,866
Irvine Core Office Trust
Series 2013-IRV, Class A2 (C)(J)	3.279	05-15-48	245,000	252,208
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (C)	1.431	07-05-32	2,682,454	99,279
Series 2018-PHH, Class A (1 month LIBOR + 0.910%) (C)(G)	3.235	06-15-35	164,745	164,845
KNDL Mortgage Trust
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (C)(G)	3.675	05-15-36	140,000	140,175
Morgan Stanley Capital I Trust
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (C)(G)	3.725	11-15-34	304,000	304,761
MSCG Trust
Series 2016-SNR, Class D (C)	6.550	11-15-34	395,250	404,532
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (C)(J)	3.790	11-15-32	100,000	101,993
Series 2018-ALXA, Class C (C)(J)	4.316	01-15-43	175,000	189,868
One Market Plaza Trust
Series 2017-1MKT, Class D (C)	4.146	02-10-32	190,000	197,073
Seasoned Credit Risk Transfer Trust
Series 2019-2, Class MA	3.500	08-25-58	439,311	455,814
Starwood Mortgage Residential Trust
Series 2018-IMC1, Class A1 (C)(J)	3.793	03-25-48	112,657	114,269
UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05-10-45	405,000	424,223
VNDO Mortgage Trust
Series 2013-PENN, Class D (C)(J)	3.947	12-13-29	327,000	329,620
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (C)(J)	2.710	03-18-28	275,000	273,847
Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (C)(G)	3.975	12-15-34	120,000	119,594
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (C)	1.903	11-15-45	3,432,259	173,111
Series 2013-C15, Class B (J)	4.472	08-15-46	155,000	164,206
Series 2013-C16, Class B (J)	5.026	09-15-46	265,000	286,734

14 JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency 2.2%				$3,888,110

Federal Home Loan Mortgage Corp.
Series K005, Class AX IO	1.345	11-25-19	1,789,641	597
Series K017, Class X1 IO	1.298	12-25-21	3,539,048	88,419
Series K018, Class X1 IO	1.334	01-25-22	3,242,830	82,304
Series K021, Class X1 IO	1.433	06-25-22	905,743	31,988
Series K022, Class X1 IO	1.222	07-25-22	3,696,381	112,354
Series K718, Class X1 IO	0.620	01-25-22	15,299,781	198,398
Series KIR3, Class A1	3.038	08-25-27	575,000	596,582
Government National Mortgage Association
Series 2012-114, Class IO	0.767	01-16-53	1,348,569	61,473
Series 2016-174, Class IO	0.914	11-16-56	1,953,743	148,589
Series 2017-109, Class IO	0.610	04-16-57	2,540,517	133,477
Series 2017-124, Class IO	0.706	01-16-59	3,199,461	205,573
Series 2017-135, Class IO	0.838	10-16-58	2,061,908	136,513
Series 2017-140, Class IO	0.609	02-16-59	1,878,854	108,453
Series 2017-20, Class IO	0.747	12-16-58	3,959,391	243,033
Series 2017-22, Class IO	1.022	12-16-57	1,381,795	119,512
Series 2017-46, Class IO	0.620	11-16-57	2,972,392	171,386
Series 2017-61, Class IO	0.769	05-16-59	1,797,548	126,156
Series 2017-74, Class IO	0.776	09-16-58	3,309,923	196,750
Series 2018-114, Class IO	0.540	04-16-60	3,995,617	234,403
Series 2018-158, Class IO	0.727	05-16-61	2,711,617	205,119
Series 2018-35, Class IO	0.526	03-16-60	3,052,898	167,432
Series 2018-43, Class IO	0.576	05-16-60	4,788,040	270,041
Series 2018-69, Class IO	0.536	04-16-60	2,145,882	124,856
Series 2018-9, Class IO	0.558	01-16-60	2,262,961	124,702
Asset backed securities 9.0% (6.0% of Total investments)				$16,175,921
(Cost $15,911,671)

Asset backed securities 9.0%				16,175,921

AccessLex Institute
Series 2007-A, Class A3 (3 month LIBOR + 0.300%) (G)	2.821	05-25-36	250,695	247,029
Ally Auto Receivables Trust
Series 2018-2, Class A4	3.090	06-15-23	315,000	320,415
Americredit Automobile Receivables Trust
Series 2018-2, Class C	3.590	06-18-24	195,000	199,907
Series 2018-3, Class C	3.740	10-18-24	158,000	163,117
Applebee’s Funding LLC
Series 2019-1A, Class A2I (C)	4.194	06-07-49	411,000	417,017
Arby’s Funding LLC
Series 2015-1A, Class A2 (C)	4.969	10-30-45	616,000	630,648
Avis Budget Rental Car Funding AESOP LLC
Series 2019-1A, Class A (C)	3.450	03-20-23	215,000	219,681
CLI Funding LLC
Series 2018-1A, Class A (C)	4.030	04-18-43	382,784	390,026
CNH Equipment Trust
Series 2018-B, Class A3	3.190	11-15-23	441,000	447,855
Coinstar Funding LLC
Series 2017-1A, Class A2 (C)	5.216	04-25-47	371,450	379,187
Collegiate Funding Services Education Loan Trust
Series 2005-A, Class A4 (3 month LIBOR + 0.200%) (G)	2.530	03-28-35	228,000	220,441
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	19,192	11,141
CWABS Asset-Backed Certificates Trust
Series 2004-10, Class AF5B	4.570	02-25-35	138,675	138,842
DB Master Finance LLC
Series 2017-1A, Class A2I (C)	3.629	11-20-47	118,200	119,808
Series 2017-1A, Class A2II (C)	4.030	11-20-47	167,450	169,821
Series 2019-1A, Class A2I (C)	3.787	05-20-49	868,000	888,224

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST 15

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
DLL LLC
Series 2018-ST2, Class A3 (C)	3.460	01-20-22	275,000	$278,337
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (C)	4.118	07-25-47	524,300	543,914
Driven Brands Funding LLC
Series 2015-1A, Class A2 (C)	5.216	07-20-45	514,938	530,906
FOCUS Brands Funding LLC
Series 2017-1A, Class A2I (C)	3.857	04-30-47	141,738	145,695
Ford Credit Floorplan Master Owner Trust
Series 2018-3, Class A1	3.520	10-15-23	695,000	712,405
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A (C)	2.900	04-15-26	485,000	493,965
Hilton Grand Vacations Trust
Series 2018-AA, Class A (C)	3.540	02-25-32	112,242	115,222
Honda Auto Receivables Owner Trust
Series 2018-2, Class A3	3.010	05-18-22	250,000	252,575
Hyundai Auto Receivables Trust
Series 2018-B, Class A3	3.200	12-15-22	248,000	252,162
Jack In The Box Funding LLC
Series 2019-1A, Class A23 (C)	4.970	08-25-49	175,000	174,595
Series 2019-1A, Class A2I (C)	3.982	08-25-49	175,000	176,246
KeyCorp Student Loan Trust
Series 2004-A, Class 1A2 (3 month LIBOR + 0.240%) (G)	2.496	10-27-42	225,789	217,549
MVW Owner Trust
Series 2018-1A, Class A (C)	3.450	01-21-36	316,933	325,078
New Residential Mortgage LLC
Series 2018-FNT1, Class A (C)	3.610	05-25-23	241,217	243,295
Series 2018-FNT2, Class A (C)	3.790	07-25-54	152,038	153,744
NextGear Floorplan Master Owner Trust
Series 2018-1A, Class A2 (C)	3.220	02-15-23	105,000	106,194
Series 2018-2A, Class A2 (C)	3.690	10-15-23	265,000	272,032
Nissan Auto Receivables Owner Trust
Series 2018-C, Class A3	3.220	06-15-23	597,000	608,852
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A (C)	3.193	01-25-23	113,938	114,297
Series 2018-PLS2, Class A (C)	3.265	02-25-23	163,103	163,934
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (C)	4.459	02-15-27	142,000	145,226
Santander Drive Auto Receivables Trust
Series 2018-2, Class C	3.350	07-17-23	195,000	196,560
Series 2018-3, Class C	3.510	08-15-23	465,000	469,614
SLM Private Credit Student Loan Trust
Series 2006-A, Class A5 (3 month LIBOR + 0.290%) (G)	2.700	06-15-39	112,997	109,848
Sonic Capital LLC
Series 2016-1A, Class A2 (C)	4.472	05-20-46	209,655	211,173
Taco Bell Funding LLC
Series 2018-1A, Class A2I (C)	4.318	11-25-48	470,635	485,286
Textainer Marine Containers VII, Ltd.
Series 2018-1A, Class A (C)	4.110	07-20-43	24,128	24,649
Towd Point Mortgage Trust
Series 2015-1, Class A5 (C)(J)	3.975	10-25-53	125,000	129,342
Series 2015-2, Class 1M2 (C)(J)	3.789	11-25-60	300,000	307,228
Series 2017-2, Class A1 (C)(J)	2.750	04-25-57	91,695	91,914
Series 2018-1, Class A1 (C)(J)	3.000	01-25-58	171,143	171,945
Series 2018-3, Class A1 (C)(J)	3.750	05-25-58	256,772	265,144
Series 2018-4, Class A1 (C)(J)	3.000	06-25-58	418,394	421,212
Series 2018-5, Class A1A (C)(J)	3.250	07-25-58	113,318	114,621
Series 2019-1, Class A1 (C)(J)	3.750	03-25-58	252,699	262,718

16 JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Toyota Auto Receivables Owner Trust
Series 2018-C, Class A3	3.020	12-15-22	525,000	$532,438
Triton Container Finance V LLC
Series 2018-1A, Class A (C)	3.950	03-20-43	307,667	312,118
Vantage Data Centers Issuer LLC
Series 2018-1A, Class A2 (C)	4.072	02-16-43	197,167	201,602
Westgate Resorts LLC
Series 2015-2A, Class B (C)	4.000	07-20-28	61,495	61,360
Series 2016-1A, Class A (C)	3.500	12-20-28	91,437	91,714
Series 2017-1A, Class A (C)	3.050	12-20-30	155,975	156,152
Westlake Automobile Receivables Trust
Series 2019-1A, Class C (C)	4.050	03-15-24	201,000	203,352
World Omni Automobile Lease Securitization Trust
Series 2018-B, Class A3	3.190	12-15-21	362,000	366,549

			Shares	Value
Common stocks 0.3% (0.2% of Total investments)				$503,120
(Cost $515,695)

Energy 0.3%
Oil, gas and consumable fuels 0.3%
Royal Dutch Shell PLC, ADR, Class A (A)(B)			8,000	503,120
Preferred securities (K) 1.5% (1.0% of Total investments)				$2,658,009
(Cost $2,442,939)

Consumer staples 0.3%				550,000

Food and staples retailing 0.3%
Ocean Spray Cranberries, Inc., 6.250% (C)			6,250	550,000

Financials 0.5%				925,593

Banks 0.5%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.303% (G)			24,985	658,605
Wells Fargo & Company, Series L, 7.500%			192	266,988

Real estate 0.5%				891,108

Equity real estate investment trusts 0.5%
Crown Castle International Corp., 6.875%			740	891,108

Utilities 0.2%				291,308

Multi-utilities 0.2%
Dominion Energy, Inc., 7.250%			414	41,603
DTE Energy Company, 6.500%			4,475	249,705

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.1% (0.7% of Total investments)				$1,888,000
(Cost $1,888,000)

U.S. Government Agency 0.7%				1,153,000

Federal Agricultural Mortgage Corp. Discount Note	2.150	08-01-19	342,000	342,000
Federal Home Loan Bank Discount Note	2.150	08-01-19	811,000	811,000

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST 17

	Par value^	Value
Repurchase agreement 0.4%		735,000

Repurchase Agreement with State Street Corp. dated 7-31-19 at 1.300% to be repurchased at $735,027 on 8-1-19, collateralized by $745,000 U.S. Treasury Notes, 2.500% due 12-31-20 (valued at $752,297, including interest)	735,000	735,000
Total investments (Cost $ 261,998,854) 150.5%		$269,199,436

Other assets and liabilities, net (50.5%)		(90,271,239)

Total net assets 100.0%		$178,928,197

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is on loan as of 7-31-19, and is a component of the fund’s leverage under the Liquidity Agreement.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-19 was $98,872,819. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $55,273,586.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $64,891,621 or 36.3% of the fund’s net assets as of 7-31-19.
(D)	Non-income producing - Issuer is in default.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The fund had the following country composition as a percentage of total investments on 7-31-19:

United States	86.4%
United Kingdom	3.5%
Netherlands	1.8%
France	1.3%
Canada	1.3%
Other countries	5.7%
TOTAL	100.0%

18 JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2019, by major security category or type:

	Total value at 7-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$86,762,773	—	$86,762,773	—
Foreign government obligations	1,746,448	—	1,746,448	—
Corporate bonds	140,835,641	—	140,835,641	—
Capital preferred securities	79,825	—	79,825	—
Term loans	394,202	—	394,202	—
Collateralized mortgage obligations	18,155,497	—	18,144,365	$11,132
Asset backed securities	16,175,921	—	16,175,921	—
Common stocks	503,120	$503,120	—	—
Preferred securities	2,658,009	1,216,901	1,441,108	—
Short-term investments	1,888,000	—	1,888,000	—
Total investments in securities	$269,199,436	$1,720,021	$267,468,283	$11,132

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.

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More information

How to contact us

Internet	www.jhinvestments.com

Mail	Computershare
P.O. Box 30170
College Station, TX 77842-3170

Phone	Customer service representatives	800-852-0218
	Portfolio commentary	800-344-7054
	24-hour automated information	800-843-0090
	TDD line	800-231-5469

This report is for the information of the shareholders of John Hancock Income Securities Trust.	P6Q3 07/19 9/19